Income Taxes (Schedule of U.S. Federal Statutory Rate to Income Loss Before Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
U.S. Federal tax expense at statutory rates	$ (1,963)	$ (2,169)	$ (1,405)
Effect of foreign tax rates	(149)	(191)	(2,165)
Nondeductible expense	104	84	48
Change in valuation allowance	2,028	(1,868)	6,046
Other	40	(237)	(355)
State taxes (net of Federal benefit)	(344)	(352)	(1,244)
Equity based compensation	406	333	244
Research incentives	(302)	(469)	0
Tax effect of change in subsidiary capital structure	558	0	0
Capital gain exclusion	0	0	(1,088)
Total income tax provision (benefit)	$ 378	$ (4,869)	$ 81